UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22137
Oppenheimer Master Loan Fund LLC
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2010

Item 1. Reports to Stockholders.

March 31, 2010

Oppenheimer

Master Loan Fund, LLC

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS

Top Ten Corporate Loan Industries

Media	17.8%
Commercial Services & Supplies	8.1
Health Care Providers & Services	7.7
Electric Utilities	6.1
Chemicals	6.0
Aerospace & Defense	5.6
Oil, Gas & Consumable Fuels	4.7
Hotels, Restaurants & Leisure	4.5
Containers & Packaging	3.4
Machinery	2.9
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2010, and are based on net assets.
Credit Allocation

	NRSRO-Rated	Manager-Rated	Total

AAA	5.8%	—%	5.8%
BBB	1.7	—	1.7
BB	28.5	1.2	29.7
B	48.2	3.8	52.0
CCC	7.8	0.3	8.1
C	0.1	0.7	0.8
D	1.1	0.1	1.2
Unrated	—	—	0.7
Total	93.2%	6.1%	100.0%
Percentages are as of March 31, 2010, are subject to change and are dollar-weighted based on the total market value of investments. The Fund’s investment adviser, OppenheimerFunds, Inc. (“OFI”), determines the “Credit Allocation” of the Fund’s assets using ratings by “Nationally Recognized Statistical Rating Organizations” (“NRSROs”), such as Standard & Poor’s Corporation (“S&P”). If two or more NRSROs have assigned a rating to a security, the highest rating is used. For securities rated only by an NRSRO other than S&P, OFI converts that rating to the equivalent S&P credit rating. OFI may use its own credit analysis to assign ratings to securities not rated by an NRSRO using rating denominations similar to those of S&P. Securities issued or guaranteed by the U.S. government or an agency or instrumentality thereof are assigned a credit rating equal to the sovereign credit rating assigned to the U.S. by S&P. A similar process is used for securities issued or guaranteed by a foreign sovereign or supranational entity. Fund assets invested in Oppenheimer Institutional Money Market Fund are assigned the Fund’s S&P rating, which is currently AAA. More information about securities ratings is contained in the Fund’s Statement of Additional Information.
8 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES
Shares of Oppenheimer Master Loan Fund, LLC are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933 (the “Securities Act”), as amended. Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any interests in the Fund.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
The Fund commenced operations on 10/31/07.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9 | OPPENHEIMER MASTER LOAN FUND, LLC

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | OPPENHEIMER MASTER LOAN FUND, LLC

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2009	March 31, 2010	March 31, 2010

Actual	$1,000.00	$1,083.30	$1.87

Hypothetical (5% return before expenses)

	1,000.00	1,023.14	1.82
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio, excluding indirect expenses from affiliated fund, based on the 6-month period ended March 31, 2010 is as follows:

Expense Ratio
0.36%
The expense ratio reflects voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” table in the Fund’s financial statements, included in this report, also shows the gross expense ratio, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS March 31, 2010 / Unaudited

	Principal
	Amount	Value

Corporate Loans—97.1%
Consumer Discretionary—27.9%
Auto Components—1.0%
Dana Corp., Sr. Sec. Credit Facilities Term Loan, 4.48%-4.55%, 1/30/15[1]	$18,530,307	$18,278,832
Automobiles—2.4%
Chrysler LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 8/3/13[2]	9,228,981	109,594
Ford Motor Co., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.23%-3.56%, 12/16/13[1]	42,232,303	40,892,736

		41,002,330

Hotels, Restaurants & Leisure—4.5%
CCM Merger, Inc./MotorCity Casino, Sr. Sec. Credit Facilities Term Loan, Tranche B, 8.50%, 7/13/12[1]	7,433,147	7,336,517
Golden Nugget, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 2%, 6/30/14[1]	3,634,559	2,780,438
Golden Nugget, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Delayed Draw, 2%, 6/8/14[1]	1,896,604	1,450,902
Golden Nugget, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche 2L, 3.50%, 12/31/14[1]	2,528,348	1,011,339
Harrah’s Operating Co., Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B2, 3.249%, 1/28/15[1]	7,655,664	6,619,760
Tranche B3, 3.249%-3.29%, 1/28/15[1]	7,466,201	6,427,152
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw:
Tranche A, 5%, 11/25/13[1]	2,003,074	1,960,040
Tranche B, 5%, 11/25/13[1]	2,277,518	2,228,587
Isle of Capri Casinos, Inc., Sr. Sec. Credit Facilities Term Loan, 5%, 11/25/13[1]	5,693,794	5,571,468
Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, Tranche B, 2.05%, 5/23/14[1]	13,009,214	11,944,080
Las Vegas Sands Corp., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.05%, 5/8/14[1]	2,846,844	2,613,758
MGM Mirage, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 7%, 2/21/14[1]	8,995,362	8,004,622
Quiznos Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.563%, 5/5/13[1]	5,385,934	4,697,305
Turtle Bay Holding Co. LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche A, 10.125%, 2/5/13[1,3]	284,151	272,075
Tranche B, 2.931%, 3/1/15[1,3]	594,134	453,027
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-on, 4.80%, 5/25/13[1]	6,475,140	6,338,676
Tranche B, 4.80%, 5/25/13[1]	5,572,284	5,454,848
F1 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Hotels, Restaurants & Leisure Continued
Venetian Macao Ltd., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 4.80%, 5/25/11[1]	$3,415,479	$3,343,498

		78,508,092

Household Durables—0.1%
Springs Window Fashions Division, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.063%, 12/30/12[1]	2,169,521	1,991,892

Internet & Catalog Retail—0.2%
QVC, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche 6J, 5.50%, 3/30/14[1]	3,402,516	3,414,214

Media—17.8%
AMC Entertainment, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 1.996%, 1/28/13[1]	1,981,838	1,938,656
Advanstar Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.54%, 5/15/14[1]	5,912,300	4,513,054
Alpha Media Group, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 5.70%, 5/15/13[1,3]	1,546,444	734,561
American Media Operations, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 9.863%, 1/30/13[1]	14,256,591	13,793,252
Cedar Fair LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.75%, 4/1/16[1]	11,274,000	11,276,819
Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities Incremental Term Loan, 7.50%, 7/3/14[1]	6,946,970	7,059,858
Cengage Learning Holdings II LP, Sr. Sec. Credit Facilities Term Loan, 2.79%, 7/4/14[1]	5,947,902	5,256,797
Cequel Communications LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.749%-4.751%, 5/5/14[1]	15,550,000	15,390,613
Charter Communications Operation LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan, 2.752%, 9/1/14[1]	9,164,063	8,399,844
Charter Communications, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche T2 Add-On, 7.151%, 3/6/14[1]	11,391,024	11,612,659
Cinram International, Inc., Sr. Sec. Credit Facilities Term Loan, 2.25%, 5/6/11[1]	16,673,382	13,380,389
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.898%, 1/29/16[1]	21,814,797	17,796,097
Emmis Communications Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.264%-4.288%, 11/2/13[1]	2,750,613	2,386,156
Entercom Communications Corp. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 1.125%, 6/30/12[1]	3,260,000	3,110,584
FoxCo Acquisition Sub LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.397%-7.50%, 7/14/15[1]	19,219,662	19,003,441
Gray Television, Inc., Sr. Sec. Credit Facilities Term Loan, 3.75%, 12/31/14[1]	15,175,630	14,606,544
Hit Entertainment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.499%, 8/5/12[1,4]	18,049,025	16,920,961
F2 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Media Continued
Lamar Media Corp., Sr. Sec. Credit Facilities Term Loan, Tranche F, 5.50%, 3/31/14[1]	$1,127,273	$1,139,955
Media General, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 4.75%-4.752%, 3/29/13[1]	10,766,956	9,474,921
Mediacom Communications Corp./MCC Iowa LLC, Sr. Sec. Credit Facilities Term Loan, Tranche E, 3.50%-6.50%, 1/3/16[1]	5,136,174	5,209,365
Mediacom LLC, Sr. Sec. Credit Facilities Term Loan, Tranche D, 5.50%, 3/31/17[1]	11,447,487	11,557,189
Merrill Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.207%-12.75%, 11/15/13[1,3]	7,586,629	5,784,805
Metro-Goldwyn-Mayer Studios, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B Add-on, 20.219%, 4/8/12[1,4]	3,199,619	1,542,674
Tranche B, 7.012%-20.219%, 4/8/12[1,4]	23,624,452	11,390,364
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 10/1/12[1]	6,204,328	6,091,874
Nexstar Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4%-6.164%, 10/1/12[1]	5,784,396	5,679,554
Penton Media, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.479%-2.499%, 2/1/13[1]	5,859,435	4,398,239
Philadelphia Newspapers, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6/29/13[2]	2,444,102	769,892
Sinclair Broadcast Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.50%, 10/16/15[1]	13,000,000	13,146,250
Six Flags, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 3.75%, 6/13/16[1]	12,000,000	11,917,500
Six Flags, Inc., Sr. Sec. Credit Facilities Term Loan, 12%, 3/16/16[1]	4,000,000	3,972,500
Star Tribune Co., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche A, 8%, 9/28/14[1]	535,711	487,497
Tranche B, 8%, 9/28/14[1,3]	357,141	324,999
TWCC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Incremental Term Loan, 5%, 9/24/15[1]	9,842,969	9,973,182
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.25%-2.54%, 9/29/14[1]	17,620,000	15,739,012
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Incremental Term Loan, 6.74%-8.63%, 6/18/14[1]	2,485,400	2,502,487
Wide Open West Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.749%-4.685%, 6/30/14[1]	430,737	404,265
Wide Open West Finance LLC, Sr. Sec. Credit Facilities Term Loan, 6.751%-6.771%, 6/18/14[1]	4,824,600	4,857,769
Young Broadcasting, Inc., Sr. Sec. Credit Facilities Term Loan, 11/3/12[2,5]	6,931,088	6,168,668
Zuffa LLC, Sr. Sec. Credit Facilities Incremental Term Loan, Tranche B, 7.50%, 6/18/15[1]	7,920,212	7,999,415

		307,712,661
F3 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Multiline Retail—0.8%
General Growth Properties, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche A, 2/24/10[2]	$13,500,000	$13,810,311

Specialty Retail—0.9%
Claire’s Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.75%, 5/29/14[1]	5,413,963	4,778,948
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.75%-4.813%, 7/31/16[1]	5,622,614	5,485,563
Pilot Travel Centers LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.25%, 11/12/15[1]	5,270,000	5,322,273

		15,586,784

Textiles, Apparel & Luxury Goods—0.2%
Hanesbrands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.25%, 12/10/15[1]	2,992,500	3,034,114

Consumer Staples—2.9%

Food & Staples Retailing—0.4%
Rite Aid Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche 2, 1.98%-2%, 6/4/14[1]	2,230,393	2,029,194
Tranche 4, 9.50%, 6/4/15[1]	4,500,000	4,719,375

		6,748,569

Food Products—1.9%
American Seafoods Group LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 4.04%, 9/28/12[1]	1,426,706	1,416,898
Tranche B2, 4.04%, 9/30/12[1]	372,291	369,731
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5%-5.50%, 2/1/17[1]	4,117,647	4,159,680
Tranche C1, 5%-5.50%, 2/1/17[1]	10,227,206	10,331,605
Dole Food Co., Inc., Sr. Sec. Credit Facilities Prefunded Letter of Credit Term Loan, 8%, 4/12/13[1]	1,136,131	1,147,729
Pierre Foods, Inc., Sr. Sec. Credit Facilities Term Loan, 7%, 2/17/16[1]	6,600,000	6,631,627
Pinnacle Foods Finance LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.979%, 4/2/14[1]	9,491,395	9,207,973

		33,265,243

Personal Products—0.6%
Levlad LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.863%, 3/5/15[1]	1,234,176	1,228,006
Revlon, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 8/15/15[1]	9,375,001	9,290,044

		10,518,050
F4 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Energy—5.5%
Energy Equipment & Services—0.8%
Global Geophysical Services, Inc., Sr. Sec. Credit Facilities Term Loan, 8.25%, 12/10/14[1]	$5,695,000	$5,296,350
Precision Drilling Trust, Sr. Sec. Credit Facilities Term Loan, Tranche B1, 9.123%, 9/23/14[1]	8,165,290	8,226,530

		13,522,880

Oil, Gas & Consumable Fuels—4.7%
ATP Oil & Gas Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 11.25%, 7/15/14[1]	15,589,393	15,810,248
Tranche B2, 12.082%-12.25%, 1/15/11[1]	2,825,400	2,865,427
Atlas Pipeline, Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.75%, 7/27/14[1]	15,054,257	15,058,969
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 6%, 4/3/16[1]	11,178,862	11,075,458
Targa Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 12/15/17[1]	11,670,750	11,743,692
Venoco, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.25%, 5/7/14[1]	18,800,000	17,827,100
Western Refining, Inc., Sr. Sec. Credit Facilities Term Loan, 10.603%, 2/8/14[1]	7,506,764	7,198,454

		81,579,348

Financials—2.9%

Capital Markets—0.6%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities Term Loan, 3.322%-3.323%, 11/1/14[1]	11,256,169	10,350,981

Consumer Finance—0.5%
CIT Group, Inc., Sr. Sec. Credit Facilities 1st Lien Incremental Term Loan, 13%, 1/18/12[1]	3,924,000	4,025,369
CIT Group, Inc., Sr. Sec. Credit Facilities Expansion Term Loan, Tranche 2A, 9.50%, 1/18/12[1]	3,924,000	4,025,369

		8,050,738

Insurance—1.3%
Delos Aircraft, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5%, 3/5/16[1]	4,653,846	4,720,745
International Lease Finance Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.75%, 2/23/15[1]	6,346,154	6,510,760
Swett & Crawford Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.499%, 4/3/14[1]	14,166,999	11,333,599

		22,565,104
F5 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Thrifts & Mortgage Finance—0.5%
Green Tree Credit Solutions, Sr. Sec. Credit Facilities Term Loan, 8%, 12/10/15[1]	$8,462,300	$8,441,144

Health Care—10.8%

Health Care Equipment & Supplies—2.0%
Biomet, Inc., Sr. Sec. Credit Facilities Term Loan, 3.248%-3.284%, 3/25/15[1]	11,890,767	11,729,718
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.248%, 4/30/13[1]	6,704,718	6,430,945
Caris Diagnostics, Sr. Sec. Credit Facilities Term Loan, 7.25%, 2/1/15[1]	7,481,250	7,406,437
dj Orthopedics, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.248%, 10/31/14[1]	8,827,743	8,602,635

		34,169,735

Health Care Providers & Services—7.7%
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.50%, 6/1/16[1]	4,987,500	4,992,697
Ardent Health Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.50%, 7/19/15[1]	10,000,000	9,900,000
Aveta Holdings, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche MMM, 5.50%, 8/22/11[1]	1,072,483	1,051,927
Tranche NAMM, 5.50%, 8/22/11[1]	446,413	437,858
Tranche PHMC, 5.50%, 8/22/11[1]	878,924	862,078
Capella Healthcare, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.671%, 3/2/15[1]	3,136,000	3,136,000
Community Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.502%, 7/2/14[1]	14,860,754	14,505,032
Community Health Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.502%, 7/2/14[1]	761,000	742,784
HCA, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.54%, 11/18/13[1]	9,144,565	8,936,526
HEALTHSOUTH Corp., Extended Sr. Sec. Credit Facilities Term Loan, 4.01%-4.05%, 3/15/14[1]	3,071,049	3,082,246
HEALTHSOUTH Corp., Sr. Sec. Credit Facilities Term Loan, 2.51%-2.55%, 3/10/13[1]	3,731,333	3,685,860
Health Management Associates, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.04%, 2/28/14[1]	3,988,636	3,874,960
Manor Care, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.748%, 10/18/14[1]	9,751,838	9,386,144
MultiPlan, Inc., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 3.50%, 4/15/13[1]	3,711,299	3,642,919
Tranche C, 3.50%, 4/12/13[1]	3,790,994	3,721,145
MultiPlan, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 6%, 4/12/13[1]	1,050,000	1,052,297
F6 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Health Care Providers & Services Continued
Quintiles Transnational Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 2.30%, 3/31/13[1]	$4,863,521	$4,743,149
Quintiles Transnational Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 4.30%, 3/31/14[1]	11,500,000	11,198,125
RehabCare Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6%, 11/3/15[1]	5,685,750	5,746,161
Rural/Metro Operating Corp., Sr. Sec. Credit Facilities Term Loan, 7%, 11/20/14[1]	1,995,000	2,019,938
Select Medical Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 2.251%, 2/24/12[1]	3,803,635	3,681,919
Tranche T1 Add-on, 2.251%, 2/24/12[1]	3,336,243	3,229,483
Universal American Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 1.24%-1.249%, 1/18/12[1]	9,388,658	8,637,566
Vanguard Health Systems, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, Tranche B, 5%, 1/15/16[1]	7,500,000	7,526,115
Warner Chilcott Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3 Add-on, 5.75%, 4/30/15[1]	1,089,445	1,093,590
Warner Chilcott plc, Sr. Sec. Credit Facilities Term Loan:
Tranche A, 5.50%, 10/30/14[1]	6,617,774	6,638,634
Tranche B1, 5.75%, 4/30/15[1]	2,407,760	2,417,331
Tranche B2, 5.75%, 4/30/15[1]	4,009,356	4,025,293

		133,967,777

Pharmaceuticals—1.1%
Mylan Labs, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.50%-3.563%, 10/1/14[1]	4,848,393	4,860,513
PTS Acquisition Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.496%, 4/10/14[1]	14,805,244	13,873,742

		18,734,255

Industrials—21.6%

Aerospace & Defense—5.6%
AM General LLC, Sr. Sec. Credit Facilities Letter of Credit Term Loan, 3.246%, 9/28/12[1]	460,476	435,150
AM General LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.249%-3.271%, 9/30/13[1]	10,276,385	9,711,184
BE Aerospace, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.75%-5.671%, 7/25/14[1]	5,606,844	5,686,277
DeCrane Aircraft Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.002%, 2/21/13[1]	7,595,590	6,760,075
Delta Air Lines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.75%, 9/16/13[1]	7,469,981	7,598,838
F7 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Aerospace & Defense Continued
Hawker Beechcraft, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche A, 10.50%, 3/26/14[1]	$18,184,311	$17,938,059
IAP Worldwide Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.045%, 12/30/12[1,3]	20,059,662	19,056,679
United Air Lines, Inc., Sr. Sec. Credit Facilities Term Loan, 2.25%, 2/3/14[1]	34,652,178	30,172,137

		97,358,399

Air Freight & Logistics—0.7%
Evergreen International Aviation, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.85%, 10/31/11[1]	2,358,858	2,001,097
Evergreen International Aviation, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 10.25%, 10/31/11[1,3]	12,539,565	10,637,727

		12,638,824

Building Products—0.7%
Champion Opco LLC, Sr. Sec. Credit Facilities Term Loan, 7.397%, 5/11/13[1]	1,570,915	1,327,423
Flag Luxury Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 2/6/11[2]	1,837,461	468,553
Goodman Global, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.164%, 2/13/14[1]	7,000,000	7,043,722
Summit Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.75%, 7/7/14[1]	3,055,000	3,053,091

		11,892,789

Commercial Services & Supplies—8.1%
Allied Security Holdings LLC, Sr. Sec. Credit Facilities Term Loan, Tranche B, 6.658%, 1/29/15[1]	1,904,574	1,927,191
Asurion Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.228%-3.25%, 7/3/14[1]	9,950,000	9,865,006
Avis Budget Car Rental LLC, Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 4/19/14[1]	3,084,873	3,089,988
Booz Allen & Hamilton, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 6%, 7/31/15[1]	3,192,000	3,213,945
Booz Allen & Hamilton, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.50%, 7/2/15[1]	1,970,000	1,987,643
Bright Horizons LP, Sr. Sec. Credit Facilities Term Loan, Tranche B, 7.397%, 5/21/15[1]	3,544,962	3,563,796
Ceridian Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.246%-3.249%, 11/9/14[1]	4,956,396	4,458,690
First Data Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B-1, 2.997%-3.04%, 9/24/14[1]	7,964,312	7,074,212
Tranche B-2, 3.032%-3.04%, 9/24/14[1]	9,928,398	8,806,381
Tranche B-3, 2.75%, 9/24/14[1]	3,000,000	2,655,000
F8 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Commercial Services & Supplies Continued
Language Line Holdings LLC, Sr. Sec. Credit Facilities Term Loan, 5.50%, 10/29/15[1]	$6,583,500	$6,626,708
NES Rentals Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7%-7.125%, 6/22/13[1]	1,500,000	1,455,000
New Customer Service, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.25%, 3/5/16[1]	10,000,000	9,982,500
Orbitz Worldwide, Inc., Sr. Sec. Credit Facilities Term Loan, 3.248%-3.252%, 7/1/14[1]	8,634,165	8,272,888
Rental Service Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 3.76%, 11/15/12[1]	8,063,496	7,819,076
Sabre Holdings Corp., Sr. Sec. Credit Facilities Term Loan, 2.248%-2.249%, 9/30/14[1]	9,760,297	9,070,566
Travelport LLC, Sr. Sec. Credit Facilities Term Loan, Tranche C, 10.50%, 8/23/13[1]	2,818,750	2,839,890
Travelport LLC, Sr. Sec. Credit Facilities Term Loan, Delayed Draw, Tranche T1, 2.746%-2.79%, 8/23/13[1]	10,457,850	10,177,496
U.S. Investigations Services, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.271%, 2/21/15[1]	14,404,723	13,342,375
West Corp., Sr. Sec. Credit Facilities Term Loan:
Tranche B2, 2.622%-2.625%, 10/24/13[1]	2,869,061	2,796,438
Tranche B4, 4.122%-4.125%, 7/15/16[1]	11,978,350	11,961,233
Workflow Management, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.05%, 10/17/10[1,3]	10,280,080	8,481,066

		139,467,088

Construction & Engineering—0.3%
Custom Building Products, Sr. Sec. Credit Facilities Term Loan, 4%, 3/19/15[1]	5,500,000	5,527,500

Electrical Equipment—0.8%
Freescale Semiconductor Holdings, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.479%, 12/1/16[1]	14,204,294	13,385,331

Industrial Conglomerates—0.3%
Hillman Group, Inc. (The), Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.76%, 3/31/12[1]	1,960,532	1,950,729
Precision Partners, Inc., Sr. Sec. Credit Facilities Term Loan, 8.63%, 10/1/13[1,4]	5,886,406	4,061,620

		6,012,349

Machinery—2.9%
BOC Edwards, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.252%, 5/31/14[1]	4,861,294	4,375,164
Bucyrus International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C, 4.50%, 12/21/16[1]	7,185,000	7,173,777
Manitowoc Co., Inc. (The), Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.50%-7.50%, 8/21/14[1]	9,355,509	9,387,673
F9 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Machinery Continued
Nacco Materials, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 2.248%-2.524%, 3/21/13[1]	$7,597,137	$6,742,460
Rexnord (RBS Global), Sr. Sec. Credit Facilities Term Loan, Tranche B1, 2.75%-2.813%, 7/19/13[1]	3,879,301	3,713,220
Veyance Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.74%, 7/2/14[1]	18,205,947	16,180,535
Veyance Technologies, Inc., Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.74%, 7/2/14[1]	2,252,510	2,001,918

		49,574,747

Road & Rail—2.2%
Swift Transportation Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.25%, 5/10/14[1]	16,981,420	16,292,721
U.S. Xpress Enterprises, Inc., Sr. Sec. Credit Facilities Term Loan, 6.50%, 10/12/14[1]	24,980,616	21,982,943

		38,275,664

Information Technology—4.6%

Communications Equipment—0.4%
Intergraph Corp., Sr. Sec. Credit Facilities Term Loan, Tranche B1, 6%, 5/29/14[1]	6,050,000	6,100,366

IT Services—2.8%
Apptis, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.48%-3.55%, 12/20/12[1]	7,687,410	7,552,880
Caritor, Inc., Sr. Sec. Credit Facilities Letter of Credit Term Loan, 2.55%, 5/17/13[1]	69,910	65,802
Caritor, Inc., Sr. Sec. Credit Facilities Term Loan, 2.51%, 5/17/13[1]	9,352,001	8,802,571
Datatel, Inc., Sr. Sec Credit Facilities 1st Lien Term Loan, 6.50%, 12/9/15[1]	2,020,714	2,030,818
Datatel, Inc., Sr. Sec Credit Facilities 2nd Lien Term Loan, 10.25%, 12/15/16[1]	4,465,000	4,576,625
Dupont Fabros Technology LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.75%, 12/2/14[1]	15,500,000	16,003,750
SunGard Data Systems, Inc., Extended Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.864%-3.874%, 2/28/16[1]	9,931,884	9,865,669

		48,898,115

Software—1.4%
Allen Systems Group, Inc., Sr. Sec. Credit Facilities Term Loan, 8.384%, 10/19/13[1]	3,160,000	3,190,614
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.29%, 5/9/14[1]	7,877,096	7,522,564
Verint Systems, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.54%, 5/9/14[1]	14,688,596	13,954,166

		24,667,344
F10 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Materials—10.7%

Chemicals—6.0%
Chemtura Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Debtor in Possession, Tranche A, 6%, 3/22/11[1]	$5,356,000	$5,396,170
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche C1-B, 4.063%, 5/15/15[1]	9,591,221	9,155,617
Tranche C2-B, 4.063%, 5/15/10[1]	4,154,792	3,966,094
Hexion Specialty Chemicals, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche C4-B, 4%, 5/5/15[1]	4,918,781	4,697,436
Huntsman International LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 2.016%, 4/19/14[1]	2,526,224	2,423,596
Tranche B, 1.999%, 4/19/14[1]	5,342,153	5,125,128
Ineos Group Ltd., Sr. Sec. Credit Facilities Term Loan:
Tranche B, 7.501%, 12/16/13[1]	5,500,000	5,405,472
Tranche C, 8.001%, 12/14/14[1]	5,500,000	5,405,472
Lyondell Chemical Co., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 4%, 3/14/16[1]	3,500,000	3,534,454
Lyondell Chemical Co., Sr. Sec. Credit Facilities Term Loan, Debtor in Possession, 1.50%-13%, 6/3/10[1]	5,000,000	5,196,875
Lyondell Chemical Co., Sr. Sec. Credit Facilities Term Loan, Roll-Up Debtor in Possession, Tranche T1, 5.799%-6.47%, 6/3/10[1]	6,485,120	6,930,972
Momentive Performance Materials, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.50%, 12/4/13[1]	16,210,357	15,222,546
Nalco Co., Sr. Sec. Credit Facilities Term Loan, 6.411%, 5/5/16[1]	1,990,000	2,014,461
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.50%, 7/30/14[1]	1,994,924	1,836,577
PQ Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.75%, 7/30/15[1]	19,555,358	17,982,775
Solutia, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.75%, 3/2/17[1]	4,400,000	4,447,850
Univar USA OPCO, Sr. Sec. Credit Facilities Term Loan, Tranche B, 3.248%, 10/10/14[1]	4,638,016	4,474,720

		103,216,215

Construction Materials—0.2%
CB Richard Ellis Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1A, 4.50%, 12/20/15[1]	2,755,000	2,706,788

Containers & Packaging—3.4%
Anchor Glass Container Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6%, 2/18/16[1]	11,600,000	11,585,500
Anchor Glass Container Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10%, 8/2/16[1]	12,000,000	11,865,000
Consolidated Container Co., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.50%-5.75%, 9/28/14[1]	17,000,000	14,846,661
F11 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Containers & Packaging Continued
Consolidated Container Co., Sr. Sec. Credit Facilities Property, Plant & Equipment Term Loan, 2.50%, 3/23/14[1]	$4,782,377	$4,511,374
Graham Packaging Co. LP, Sr. Sec. Credit Facilities Term Loan:
Tranche B, 2.50%, 10/18/11[1]	2,936,438	2,923,033
Tranche C, 6.75%, 4/5/14[1]	6,632,036	6,703,496
Reynolds Packaging Group, Sr. Sec. Credit Facilities Term Loan, Tranche 1S, 6.25%, 11/5/15[1]	6,956,250	7,035,231

		59,470,295

Metals & Mining—0.8%
Aleris International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.094%, 6/30/10[1,3]	1,811,341	892,085
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, 12/19/13[2,5]	837,221	10,291
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in Possession, 13%, 5/13/10[1]	5,647,862	5,819,065
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, Debtor in Possession, 0%, 5/13/10[1,6]	6,166,072	6,352,985
Aleris International, Inc., Sr. Sec. Credit Facilities Term Loan, German C-1, 12/19/13[2,5]	1,161,179	687,999

		13,762,425

Paper & Forest Products—0.3%
Abitibi-Consolidated Co. of Canada/Abitibi-Consolidated, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 3/31/09[2]	1,836,235	1,799,510
Smurfit-Stone Container Enterprises, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 0.50%, 1/2/16[1]	4,000,000	4,012,144

		5,811,654

Telecommunication Services—3.5%

Diversified Telecommunication Services—2.5%
IPC Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 2.498%-3.47%, 5/31/14[1]	23,449,246	21,203,981
ITC DeltaCom, Inc., Sr. Sec. Credit Facilities Term Loan, Tranche B, 4.248%, 7/12/13[1]	5,607,821	5,617,169
Level 3 Communications, Inc., Sr. Sec. Credit Facilities Term Loan, 2.501%, 3/16/14[1]	7,548,158	7,056,742
U.S. Telepacific Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.25%, 7/15/15[1]	10,000,000	10,115,630

		43,993,522

Wireless Telecommunication Services—1.0%
Crown Castle, Sr. Sec. Credit Facilities Term Loan, Tranche B, 1.748%, 3/6/14[1]	3,630,668	3,573,023
F12 | OPPENHEIMER MASTER LOAN FUND, LLC

	Principal
	Amount	Value

Wireless Telecommunication Services Continued
Intelsat Jackson Holdings Ltd., Sr. Sec. Credit Facilities Term Loan, 3.228%, 2/1/14[1]	$9,631,580	$8,995,896
NTELOS, Inc., Sr. Sec. Credit Facilities Term Loan, 5.75%, 8/5/15[1]	497,500	502,631
Skype Technologies, Sr. Sec. Credit Facilities Term Loan, 7%, 2/2/15[1]	3,310,000	3,338,135

		16,409,685

Utilities—6.7%

Electric Utilities—6.1%
BRSP LLC, Sr. Sec. Credit Facilities Term Loan, 7.50%, 6/24/14[1]	4,834,960	4,847,047
Bosque Power Co. LLC, Sr. Sec. Credit Facilities Term Loan, 5.489%, 1/16/15[1]	11,583,635	8,007,188
Coleto Creek Power LP, Sr. Sec. Credit Facilities Letter of Credit Term Loan, 3.04%, 6/28/13[1]	2,560,915	2,415,263
Coleto Creek Power LP, Sr. Sec. Credit Facilities Term Loan, Tranche B, 2.998%-3.04%, 6/28/13[1]	17,232,982	16,252,856
Kelson Energy, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 3.54%, 3/8/13[1]	10,822,860	10,587,798
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 2.04%, 8/16/12[1]	7,742,390	6,910,083
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 3.79%, 8/16/13[1]	12,000,000	9,558,000
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities Letter of Credit Term Loan, 1.998%, 8/16/12[1]	1,401,610	1,250,937
La Paloma Generating Co. LLC, Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 2.04%, 8/16/12[1]	616,628	550,340
Liberty Electric Power LLC, Sr. Sec. Credit Facilities Term Loan, 3.29%, 10/30/14[1]	5,938,438	5,645,228
MACH Gen LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 5.828%, 2/15/15[1,3]	15,528,041	11,754,727
Riverside Energy Center LLC/Rocky Mountain Energy Center LLC, Sr. Sec. Credit Facilities Term Loan, 4.499%, 6/24/11[1]	2,424,654	2,418,593
Rocky Mountain Energy Corp., Sr. Sec. Credit Facilities Letter of Credit Term Loan, 4.499%, 6/24/11[1]	240,537	239,936
Rocky Mountain Energy Corp., Sr. Sec. Credit Facilities Term Loan, 4.499%, 6/24/11[1]	943,619	941,259
Texas Competitive Electric Holdings Co. LLC, Sr. Sec. Credit Facilities Term Loan:
Tranche B1, 3.729%-3.79%, 10/10/14[1]	4,206,852	3,464,083
Tranche B3, 3.729%-3.79%, 10/10/14[1]	22,796,142	18,567,640
Texas Competitive Electric Holdings Co. LLC, Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 3.729%-3.79%, 10/10/14[1]	1,741,250	1,402,310

		104,813,288

Multi-Utilities—0.5%
Calpine Corp., Sr. Sec. Credit Facilities Exit Term Loan, 3.165%, 3/29/14[1]	4,911,752	4,769,159
F13 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Multi-Utilities Continued
Great Point Power, Sr. Sec. Credit Facilities Term Loan, Delayed Draw, 3.50%, 2/4/17[1]	$4,410,000	$4,487,175

		9,256,334

Water Utilities—0.1%
Entegra TC LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 2.50%, 4/19/14[1]	2,040,000	1,914,540

Total Corporate Loans (Cost $1,629,613,757)		1,680,406,316

Loan Participations—0.1%
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.50%, 7/20/15 (Cost $1,478,394)	1,630,000	1,744,100

Corporate Bonds and Notes—2.0%
Berry Plastics Corp., 5.001% Sr. Sec. Nts., 2/15/15[1]	10,000,000	9,600,000
Berry Plastics Holding Corp., 4.132% Sr. Sec. Nts., 9/15/14[1]	4,285,000	3,727,950
NXP BV/NXP Funding LLC, 3.001% Sr. Sec. Nts., 10/15/13[1]	10,970,000	10,325,513
Reader’s Digest Association, Inc., 9.50% Sr. Sec. Nts., 2/15/17[1,7]	7,685,000	7,877,125
Wellman, Inc., 5% Cv. Nts., 1/30/19[2,3]	1,024,467	559,069
Western Refining, Inc., 10.75% Sr. Sec. Nts., 6/15/14[1,7]	3,385,000	3,063,425

Total Corporate Bonds and Notes (Cost $37,521,414)		35,153,082

	Shares

Preferred Stocks—0.0%
Alpha Media Group, Inc., Preferred[5] (Cost $—)	105	—

Common Stocks—0.1%
Alpha Media Group, Inc.[5]	784	—
Champion Opco LLC[5]	237,986	157,071
Levlad LLC[5]	7,730	115,947
Star Tribune Holdings Corp.[5]	13,000	325,000
Turtle Bay Holding Co. LLC[5]	293,838	440,757
Wellman, Inc.[5]	973	—

Total Common Stocks (Cost $688,451)		1,038,775

	Units

Rights, Warrants and Certificates—0.1%
Champion Opco LLC Wts., Strike Price $0.000001, Exp. 1/27/20[5]	86,682	—
ION Media Networks, Inc. Wts., Strike Price $0.01, Exp. 12/18/16[5]	2,707	1,641,797

Total Rights, Warrants and Certificates (Cost $3,472,912)		1,641,797
F14 | OPPENHEIMER MASTER LOAN FUND, LLC

	Shares	Value

Investment Company—6.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.15%[8,9] (Cost $105,241,563)	105,241,563	$105,241,563

Total Investments, at Value (Cost $1,778,016,491)	105.5%	1,825,225,633
Liabilities in Excess of Other Assets	(5.5)	(95,297,569)

Net Assets	100.0%	$1,729,928,064

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Issue is in default. See Note 1 of accompanying Notes.

3.	Interest or dividend is paid-in-kind, when applicable.

4.	Subject to a forebearance agreement. Rate shown is current rate. See Note 1 of accompanying Notes.

5.	Non-income producing security.

6.	Interest rate is less than 0.0005%.

7.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $10,940,550 or 0.63% of the Fund’s net assets as of March 31, 2010.

8.	Rate shown is the 7-day yield as of March 31, 2010.

9.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	September 30, 2009	Additions	Reductions	March 31, 2010

Oppenheimer Institutional Money Market Fund, Cl. E	111,141,563	803,700,000	809,600,000	105,241,563

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$105,241,563	$114,718
F15 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 31, 2010 based on valuation input level:

		Level 2—	Level 3—
	Level 1—	Other Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Corporate Loans	$—	$1,680,134,241	$272,075	$1,680,406,316
Loan Participations	—	1,744,100	—	1,744,100
Corporate Bonds and Notes	—	34,594,013	559,069	35,153,082
Preferred Stocks	—	—	—	—
Common Stocks	—	881,704	157,071	1,038,775
Rights, Warrants and Certificates	—	1,641,797	—	1,641,797
Investment Company	105,241,563	—	—	105,241,563

Total Assets	$105,241,563	$1,718,995,855	$988,215	$1,825,225,633

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 31, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,672,774,928)	$1,719,984,070
Affiliated companies (cost $105,241,563)	105,241,563

1,825,225,633
Cash	20,773,431
Receivables and other assets:
Investments sold	77,388,795
Interest, dividends and principal paydowns	6,658,953
Shares of beneficial interest sold	28,770
Other	87,213

Total assets	1,930,162,795

Liabilities
Payables and other liabilities:
Investments purchased	198,080,644
Shares of beneficial interest redeemed	47,386
Shareholder communications	8,634
Directors’ compensation	3,378
Other	2,094,689

Total liabilities	200,234,731

Net Assets—applicable to 160,290,322 shares of beneficial interest outstanding	$1,729,928,064

Net Asset Value, Redemption Price Per Share and Offering Price Per Share	$10.79
See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 31, 2010

Investment Income
Interest	$60,607,882
Dividends from affiliated companies	114,718
Other income	870,985

Total investment income	61,593,585

Expenses
Management fees	1,862,249
Legal, auditing and other professional fees	259,257
Custodian fees and expenses	124,310
Directors’ compensation	11,804
Shareholder communications	8,626
Other	9,048

Total expenses	2,275,294
Less waivers and reimbursements of expenses	(52,332)

Net expenses	2,222,962

Net Investment Income	59,370,623

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies	6,501,631
Swap contracts	(3,249,633)

Net realized gain	3,251,998
Net change in unrealized appreciation/depreciation on:
Investments	38,338,580
Swap contracts	1,468,895

Net change in unrealized appreciation/depreciation	39,807,475

Net Increase in Net Assets Resulting from Operations	$102,430,096

See accompanying Notes to Financial Statements.
F18 | OPPENHEIMER MASTER LOAN FUND, LLC

STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2010	September 30,
	(Unaudited)	2009

Operations
Net investment income	$59,370,623	$54,206,844
Net realized gain (loss)	3,251,998	(32,994,343)
Net change in unrealized appreciation/depreciation	39,807,475	65,913,192

Net increase in net assets resulting from operations	102,430,096	87,125,693

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Proceeds from contributions	712,438,191	482,876,501
Payments for withdrawals	(158,009,066)	(30,989,693)

	554,429,125	451,886,808

Net Assets
Total increase	656,859,221	539,012,501
Beginning of period	1,073,068,843	534,056,342

End of period	$1,729,928,064	$1,073,068,843

See accompanying Notes to Financial Statements.
F19 | OPPENHEIMER MASTER LOAN FUND, LLC

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2010	Year Ended September 30,
	(Unaudited)	2009	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$9.96	$9.35	$10.00

Income (loss) from investment operations:
Net investment income[2]	.49	.76	.68
Net realized and unrealized gain (loss)	.34	(.15)	(1.33)

Total from investment operations	.83	.61	(.65)

Net asset value, end of period	$10.79	$9.96	$9.35

Total Return, at Net Asset Value[3]	8.33%	6.52%	(6.50)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,729,928	$1,073,069	$534,056

Average net assets (in thousands)	$1,248,515	$613,182	$523,536

Ratios to average net assets:[4]
Net investment income	9.54%	8.84%	7.56%
Total expenses[5]	0.37%	0.36%	0.39%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.36%	0.35%	0.37%

Portfolio turnover rate	36%	56%	53%

1.	For the period from October 31, 2007 (commencement of operations) to September 30, 2008.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 31, 2010	0.38%
Year Ended September 30, 2009	0.37%
Period Ended September 30, 2008	0.41%
See accompanying Notes to Financial Statements.
F20 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Master Loan Fund, LLC (the “Fund”) is organized as a Delaware Limited liability company and registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     Shares of the Fund are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”). Investments in the Fund may only be made by certain “accredited investors” within the meaning of Regulation D under the Securities Act, including other investment companies. The Fund currently offers one class of shares.
     For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a “pass-through” entity, the Fund pays no dividends or capital gain distributions.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence
F21 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Loans. Under normal market conditions, the Fund will invest at least 80% of its net assets in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buy-outs, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.
F22 | OPPENHEIMER MASTER LOAN FUND, LLC

     As of March 31, 2010, securities with an aggregate market value of $1,682,150,416, representing 97.24% of the Fund’s net assets were comprised of loans.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the borrower or issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. Information concerning securities in default as of March 31, 2010 is as follows:

Cost	$30,985,674
Market Value	$24,383,887
Market Value as a % of Net Assets	1.41%
The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original principal or coupon interest rates. As of March 31, 2010, securities with an aggregate market value of $33,915,619, representing 1.96% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $1,776,418 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Federal Taxes. The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), its distributive share of all items of Fund income, gains, losses, and deductions for such taxable year of the Fund. A shareholder must take such items into account even if the Fund does not distribute cash or other property to such shareholder during its taxable year.
F23 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund’s assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code (“RIC”) to fail that qualification.
Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F24 | OPPENHEIMER MASTER LOAN FUND, LLC

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2010		Year Ended September 30, 2009
	Shares	Amount	Shares	Amount

Contributions	67,569,973	$712,438,191	54,257,583	$482,876,501
Withdrawals	(14,980,112)	(158,009,066)	(3,693,943)	(30,989,693)

Net increase	52,589,861	$554,429,125	50,563,640	$451,886,808

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 31, 2010, were as follows:

	Purchases	Sales

Investment securities	$1,079,945,337	$452,184,148
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.30%.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2010, the Fund paid no fees to OFS for services to the Fund.
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in IMMF. During the six months ended March 31, 2010, the Manager waived fees and/or reimbursed the Fund $52,332 for management fees.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them
F25 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
     The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors
F26 | OPPENHEIMER MASTER LOAN FUND, LLC

for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be credit-worthy at the time of the transaction. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or Loss Recognized on Derivatives

Derivatives Not Accounted for as Hedging Instruments	Swap contracts

Credit contracts	$(3,249,633)
F27 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Amount of Change in Unrealized Gain or Loss Recognized on Derivatives

Derivatives Not Accounted for as Hedging Instruments	Swap contracts

Credit contracts	$1,468,895
Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).
F28 | OPPENHEIMER MASTER LOAN FUND, LLC

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and, or, indexes.
Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
As of March 31, 2010, the Fund had no such credit default swaps outstanding.
6. Loan Commitments
Pursuant to the terms of certain credit agreements, the Fund can have unfunded loan commitments. Commitments of $12,096,886 are contractually obligated to fund by a specified date and have been included as Corporate Loans in the Statement of Investments.
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
F29 | OPPENHEIMER MASTER LOAN FUND, LLC

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, Oppenheimer Funds Distributor, Inc. (the “Distributor”), and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F30 | OPPENHEIMER MASTER LOAN FUND, LLC

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
13 | OPPENHEIMER MASTER LOAN FUND, LLC

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Master Loan Fund LLC

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 05/11/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 05/11/2010

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 05/11/2010